Provision for Onerous Lease Contracts - Summary of Provision Calculated Based on Discounted Future Contracted Payments Net of Sublease Revenues (Detail) - EUR (€) € in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017
Disclosure of other provisions [line items]
Current	[1]		€ 1,517
Discounted future contracted payments [member]
Disclosure of other provisions [line items]
Beginning balance		€ 1,517	4,934
Increase/(decrease) in provision			(184)
Unwinding of discount		16	115
Utilization of provision		(1,533)	(3,348)
Ending balance			1,517
Non-current		€ 0	0	€ 0
Current			1,517
Total onerous contracts provision			€ 1,517

[1]	Comparative figures for the years ended December 31, 2016 and 2015 were restated. For further information on the errors, see Notes 2 and 29 of these 2017 consolidated financial statements.